Financial Instruments - Summary of Probable Scenario Considers Estimated Interest Rate (Detail)	Dec. 31, 2017
Probable [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.75%
Probable [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.33%
Probable [member] | TJ462 [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.75%
Probable [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.75%
Probable [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.02%
Probable [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.25%
25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.44%
25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.91%
25% [member] | TJ462 [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.44%
25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.44%
25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.00%
25% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.81%
50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.13%
50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.49%
50% [member] | TJ462 [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	11.13%
50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.13%
50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.00%
50% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.28%
-25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.06%
-25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.75%
-25% [member] | TJ462 [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.06%
-25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.06%
-25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.00%
-25% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.69%
-50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.38%
-50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.16%
-50% [member] | TJ462 [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.38%
-50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.38%
-50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.00%
-50% [member] | FED FUNDS [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.13%